Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-term Investments
Gross unrecognized holding gains or losses on the time deposits and held-to-maturity debt securities	¥ 0		¥ 0
Costs of equity securities	47,244,735		35,737,847		$ 6,755,908
Net unrealized gain on debt trading securities	18,788,861	$ 2,686,771	8,741,557
Interest income related to time deposits and held-to-maturity debt securities	7,913,608	$ 1,131,631	7,314,780	¥ 5,750,934
Carrying amount of loan investments included in other debt investments	6,856,643		12,119,285		980,487
Carrying amount debt securities, held-to-maturity lend	14,649,111		0		2,094,795
Collateral received	¥ 155,635		¥ 0		$ 22,256